Accounts Receivable And Unbilled Revenue - Summary of Movement in Allowance For Doubtful Accounts (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Beginning balance	$ 11	$ 9
Impairment provision additions on receivables	2	2
Amounts settled and derecognized during the period	(4)	(0)
Ending balance	$ 9	$ 11